WADE FUND, INC.
Suite 2224
5100 Poplar Avenue
Memphis, Tennessee 38137

                           August 9, 1999




TO THE STOCKHOLDERS:
Submitted, herewith, is the statement covering operations of Wade Fund, Inc., from January 1, 1999 through June 30, 1999.

For the first six months net ordinary income amounted to $828.09.

The net asset value per share as of June 30, 1999 was $45.92. This compares with $39.11 as of December 31, 1999.

                                         Sincerely yours,

                                         WADE FUND, INC.



                                         Maury Wade, Jr.
                                         President

                              Wade Fund, Inc.
                              Audited Financial Statements
                              June 30, 1999

                              Rhea & Ivy, P.L.C.
                              Certified Public Accountants & Business Advisors Suite 250
                              6000 Poplar Ave
                              Memphis, TN 38119-3971

Wade Fund, Inc.
Index
June 30, 1999

Independent Auditor's Report . . . . . . . . . . . . . . . . .Page 3

Statement of Assets and Liabilities  . . . . . . . . . . . . . . . 4

Statement of Sources of Net Assets . . . . . . . . . . . . . . . . 4

Statement of Operations  . . . . . . . . . . . . . . . . . . . . . 5

Statement of Unrealized Appreciation in Investments  . . . . . . . 5

Statement of Changes in Net Assets . . . . . . . . . . . . . . . . 6

Schedule of Investments  . . . . . . . . . . . . . . . . . . . . . 7

Notes to Financial Statements  . . . . . . . . . . . . . . . . . . 8

 RHEA & IVY, P.L.C.
         Certified Public Accountants & Business Advisors
      Suite 250  6000 Poplar Avenue   Memphis, TN 38119-3971
               TEL  901-761-3000   FAX 901-761-9667


To the Shareholders and Board of Directors
Wade Fund, Inc.
Memphis, Tennessee


                 Independent Auditor's Report

We have audited the statements of assets and liabilities and sources of net assets of Wade Fund, Inc., including the schedule of investments as of June 30, 1999, and the related statements of operations, unrealized appreciation on investments and changes in net assets for the six months then ended, and supplementary information (note 4) for the four years and six months then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion. Securities owned as investments at June 30,1999, were held by the Trust Department of the First Tennessee Bank under a custodial agreement, and were verified by direct confirmation.

In our opinion, the financial statements and schedule referred to above present fairly, in all material respects, the financial position of Wade Fund, Inc., as of June 30, 1999, and the results of its operations and the changes in its net assets for the six months then ended, in conformity with generally accepted accounting principles. Also, in our opinion, the supplementary information (note 4) for the four years and six months ended June 30,1999, is fairly stated in all material respects in relation to the financial statements taken as a whole.

                          /s/Rhea & Ivy, P.L.C.

Memphis, Tennessee
July 7, 1998

Wade Fund, Inc.

Statement of Assets and Liabilities

June 30, 1998

Assets
Investments at closing market quotations:
     Common stock (cost $135,840.93)                              $ 646,343.75
     Money market mutual fund (cost $208,004.79)                    208,004.79
Cash on demand deposit                                                5,537.99
Dividends receivable                                                  1,240.50
Interest receivable                                                     826.65
                                                                   -----------
     Total assets                                                   861,953.68
                                                                   -----------


Liabilities

Accrued expenses                                                      4,670.92
State franchise taxes payable                                           420.39
                                                                   -----------
     Total liabilities                                                5,091.31
                                                                   -----------

Net assets applicable to 18,659 shares of
    outstanding capital stock                                     $ 856,862.37
                                                                  ============
Net asset value per share of outstanding
    capital stock                                                        45.92
                                                                  ============
Offering and redemption price per share                                $ 45.92
                                                                  ============


                Statement of Sources of Net Assets
                          June 30, 1998

Capital
  Excess of amounts received from sale of capital
    shares over amounts paid out in redeeming shares:
     Authorized 100,000 shares, no par value,
               outstanding 18,659 shares                           $333,811.55
Accumulated net realized gain on investment
     (computed on identified cost basis)              $1,563,900.44
Accumulated distributions on net realized gain         1,557,931.77   5,968.67
                                                      -------------
Unrealized appreciation on investments                              510,502.82
                                                                   -----------
     Total capital                                                  850,283.04

Undistributed net income                                              6,579.33
                                                                   -----------

Net assets applicable to 18,659 shares of
     outstanding capital stock                                    $ 856,862.37
                                                                   ===========

See notes to financial statements.

                         Wade Fund, Inc.

                     Statement of Operations

              For the Six Months Ended June 30, 1999


Income
     Dividends                                                       $5,505.50
     Interest                                                         4,712.59
                                                                   -----------
                                                                     10,218.09
                                                                   -----------
Expenses
     Advisory fee                                                     3,007.12
     Legal fee                                                        2,400.00
     Accounting fee                                                   1,734.94
     Custodial fee                                                    1,020.00
     Other expenses                                                     807.94
     Taxes, including federal, state and local                          420.00
                                                                   -----------
                                                                      9,390.00
                                                                   -----------
         Net investment income                                         $828.09
                                                                   ===========

          Ratio of total expenses to total investment income            91.90%
                                                                   ===========



Statement of Unrealized Appreciation on Investments

For the Six Months Ended June 30, 1998


Balance at January 1, 1999                                         $384,296.57
Balance at June 30, 1999                                            510,502.82
                                                                   -----------

          Increase in unrealized appreciation                      $126,206.25
                                                                   ===========

See notes to financial statements.

                         Wade Fund, Inc.

                Statement of Changes in Net Assets

              For the Six Months Ended June 30, 1999


Net Assets
     Net assets at January 1, 1999, including                      $729,828.03
     $5,751.24 in undistributed net income

Operations
     Net investment income per statement of operations                  828.09

Increase in unrealized appreciation of investments                  126,206.25
                                                                   -----------

Net assets at June 30, 1999, including
     $6,579.33 in undistributed net income                         $856,862.37
                                                                   ===========



See notes to financial statements.

                         Wade Fund, Inc.

                     Schedule of Investments

                          June 30, 1999


                                          Number of                   Market
                                           Shares          Cost        Value
                                          ----------   ----------   ----------
Common stocks - 75.42%
     Aluminum - 10.11%
       Alcoa, Inc.                           1,400      $6,456.75   $86,625.00
                                                       ----------   ----------
     Automobile - 2.81%
       Autozone (B)                            800      23,132.00    24,100.00
                                                       ----------    ---------
     Bank and Finance - 18.04%
       J. P. Morgan and Co. Inc.               500       1,833.19    70,250.00
       First Tennessee National Corporation  2,200      20,881.67    84,287.50
                                                       ----------   ----------
                                                        22,714.86   154,537.50
                                                       ----------   ----------
     Electronics - 13.44%
       Texas Instruments, Inc.                 800       1,072.95   115,200.00
                                                       ----------   ----------
     Insurance - 4.63%
       Safeco Corporation                      900       1,080.71    39,712.50
                                                       ----------   ----------
     Metals - 3.61%
       Phelps Dodge Corp.                      500      23,634.00    30,968.75
                                                       ----------   ----------
     Paper Products - 5.87%
       International Paper, Inc.             1,000      24,828.25    50,250.00
                                                       ----------   ----------
     Petroleum Services - 4.45%
       Schlumberger, Ltd.                      600      11,084.10    38,212.50
                                                       ----------   ----------
     Pharmaceutical - 8.22%
       Bristol Myers Squibb                  1,000      14,928.13    70,437.50
                                                       ----------   ----------
     Railroads - 4.24%
       CSX Corporation                         800       6,909.18    36,300.00
                                                       ----------   ----------
             Total common stocks - 75.42%              135,840.93   646,343.75
                                                       ----------   ----------

Money Market Mutual Funds - 24.28%
     First Funds U.S. Government        208,004.79     208,004.79   208,004.79
        Portfolio                                      ----------   ----------

                 Total money market funds              208,004.79   208,004.79
                                                       ----------   ----------

                 Total investments               (A)   343,845.72   854,348.54
                                                       ==========   ----------

          Other assets less liabilities - .30%                        2,513.83
                                                                    ----------

                 Net assets - 100%                                 $856,862.37
                                                                   ===========

(A) Represents the aggregate cost of investments for federal income tax purposes

(B) Non-income producing

See notes to financial statements.

                         WADE FUND, INC.

                  Notes to Financial Statements

                          June 30, 1999

1.  Significant Accounting Policies

Income Taxes

Since it is the policy of the Fund to qualify each year as a regulated investment company under Section 851 of the Internal Revenue Code and to distribute all, or substantially all, of its taxable income, including realized net gain on investments, it is not expected that federal income tax will ordinarily constitute a major item of expense. Therefore, no provision is made for such tax on unrealized appreciation on investments. However, on the accrual basis of accounting, provision for federal income tax and state franchise and excise tax on net income and on net realized gain on investments is made when applicable.

Equalization

The Company follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of capital shares equivalent, on a per share basis, to the amount of distributable net investment income on the date of the transaction is credited or charged to undistributed net income. As a result, undistributed investment income per share is unaffected by sales or redemptions of fund shares.


Investments

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last reported bid price.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  Capital Stock

The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, nondiversified management company with 100,000 shares of no par value common capital stock authorized.

3.  Investment Advisory Fee

Advisory service fee is paid at the annual rate of three-fourths of one percent on the net value of investment assets and is paid at the end of each quarter at the rate of three-sixteenths of one percent of the net value of such assets on the last day of the quarter on which the New York Stock Exchange is open. Maury Wade, Jr., who is president and director of the Fund, received $3,007.12 for his services as investment advisor.

4.  Supplementary Information

Net asset values and dividends declared per share, for the four years and six months ended June 30, 1999 are as follows;

                                                            Dividends Declared
                                                             ------------------
                                                                       From
                                                 Net        From    Realized
       Year Ended                                Asset       Net      Capital
      December 31,                              Value      Income     Gains

             1995                                   33.60        .15       2.08
             1996                                   34.81        .10       3.04
             1997                                   38.88        .05       2.91
             1998                                   39.11        .03       1.67
             Six months ended June 30, 1999         45.92         -          -

WADE FUND, INC. -FINANCIAL HIGHLIGHTS
Complete financial statements will be found elsewhere in this report.
The following is a condensation of certain pertinent information.
(It has been audited by the Fund's independent accountant, whose report is also included.) PER SHARE INCOME AND CAPITAL CHANGES - (For a share outstanding throughout the year ending December 31st)

                                             Six Months Ending
                                           1998         June 30,1999*

Net Asset Value, Beginning
  of Period                $38.88             $39.11

Income From Investment Operations:

  Net Investment Income    $ 0.03             $ 0.04
  Net Realized and Unrealized
Gains (Losses) on Securities$ 1.90             $ 6.77
                         -------------------------

Total From Investment Operations$ 1.93             $ 6.81

Less Distributions:

  Dividends from Net Income $ 0.03             $   -
  Distributions from Realized
    Gains on Securities    $ 1.67             $   -
                         -------------------------
Net Asset Value, End
 of Period                 $39.11             $45.92
                         =========================

Total Return                5.16%             17.41%


Ratios/Supplemental Data:

  Net Assets, End of Period   $729,828          $856,862

  Ratio of Expenses to
    Average Net Assets       2.71%             2.42% (annualized)

  Ratio of Net Income to
    Average Net Assets       0.06%             0.21% (annualized)

Portfolio Turnover Rate      0.00%             0.00%

Number of Shares Outstanding,
  End of Period             18,659            18,659

*See accompanying notes and independent auditor's report.

                              -10-